Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Schedule of Goodwill and Intangible Assets

	Goodwill and intangible assets
In thousands of USD	Goodwill	Apraglutide	Comet Platform	Total
COST
Balance as of January 1, 2022	925	22,334	2,788	26,047

Additions	—	—	—	—
Retirements	—	—	—	—
Foreign exchange difference	(31)	(751)	—	(782)

Balance as of June 30, 2022	894	21,583	2,788	25,265